Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss)*) [Member]		Total Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2008	$ 234	$ 141,107	$ (32,733)	$ 348	[1]		$ 20,627	$ 129,583
Balance, shares at Dec. 31, 2008	19,632,713
Tax benefit related to exercise of stock options		567						567
Purchase of treasury shares			(1,141)					(1,141)
Purchase of treasury shares, shares	(204,833)
Exercise of share options by employees			904				(458)	446
Exercise of share options by employees, shares	81,500
Stock-based compensation		4,324						4,324
Other comprehensive loss:
Changes in fair value of cash flow hedge				(186)	[1]	(186)		(186)
Accumulated effect of adoption of new accounting standard (Note 2e)				(1,198)	[1]		1,198
Unrealized gain from available-for-sale marketable securities				194	[1]	194		194
Net loss						(774)	(774)	(774)
Total comprehensive loss						(766)
Balance at Dec. 31, 2009	234	145,998	(32,970)	(842)	[1]		20,593	133,013
Balance, shares at Dec. 31, 2009	19,509,380
Tax benefit related to exercise of stock options		497						497
Purchase of treasury shares			(7,131)					(7,131)
Purchase of treasury shares, shares	(976,906)
Exercise of share options by employees			356				(162)	194
Exercise of share options by employees, shares	33,475
Stock-based compensation		2,626						2,626
Other comprehensive loss:
Changes in fair value of cash flow hedge				317	[1]	317		317
Unrealized gain from available-for-sale marketable securities				249	[1]	249		249
Net loss						(3,424)	(3,424)	(3,424)
Total comprehensive loss						(2,858)
Balance at Dec. 31, 2010	234	149,121	(39,745)	(276)	[1]		17,007	126,341
Balance, shares at Dec. 31, 2010	18,565,949
Tax benefit related to exercise of stock options		396						396
Purchase of treasury shares			(3,860)					(3,860)
Purchase of treasury shares, shares	(404,138)
Exercise of share options by employees			2,858				(1,094)	1,764
Exercise of share options by employees, shares	273,888
Stock-based compensation		2,037						2,037
Other comprehensive loss:
Changes in fair value of cash flow hedge				(529)	[1]	(529)		(529)
Unrealized gain from available-for-sale marketable securities				63	[1]	63		63
Net loss						(23,423)	(23,423)	(23,423)
Total comprehensive loss						(23,889)
Balance at Dec. 31, 2011	$ 234	$ 151,554	$ (40,747)	$ (742)	[1]		$ (7,510)	$ 102,789
Balance, shares at Dec. 31, 2011	18,435,699

[1]	*) Accumulated other comprehensive income (loss): Year ended December 31, 2009 2010 2011 Accumulated changes in fair value of cash flow hedge $ 162 $ 479 $ (50) Accumulated unrealized loss from available-for-sale marketable securities (1,004) (755) (692) Total $ (842) $ (276) $ (742)